RELATED-PARTY TRANSACTIONS (Schedule of Loans to Related Parties Outstanding) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
RELATED-PARTY TRANSACTIONS [Abstract]
Beginning balance	$ 585	$ 931	$ 432
New loans	26	381	809
Repayments	(11)	(727)	(310)
Ending balance	$ 600	$ 585	$ 931